INTERIM CONDENSED CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 339	$ 284	$ 662	$ 539
Cost of services, equipment and accessories	(38)	(27)	(71)	(51)
Selling, general and administrative expenses	(113)	(92)	(231)	(183)
Depreciation	(40)	(35)	(78)	(66)
Amortization	(24)	(16)	(44)	(29)
Impairment	(2)	(2)	(4)	(4)
Gain / (loss) on disposal of non-current assets	5	(1)	5	(1)
Other operating income	0	1	1	1
Operating profit	127	112	240	206
Finance costs	(19)	(18)	(37)	(39)
Finance income	4	4	8	11
Other non-operating loss, net	(20)	(3)	(21)	(4)
Foreign exchange gain / (loss), net	5	8	11	(13)
Profit before tax	97	103	201	161
Income tax	(20)	(21)	(39)	(35)
Profit for the period	$ 77	$ 82	$ 162	$ 126
Basic earnings per share (in dollars per share)	$ 0.33	$ 0.40	$ 0.70	$ 0.61
Diluted earnings per share (in dollars per share)	$ 0.33	$ 0.40	$ 0.70	$ 0.61
Weighted average shares outstanding:
Basic (in shares)	230,883,624	206,942,440	230,879,204	206,942,440
Diluted (in shares)	230,883,624	206,942,440	230,879,204	206,942,440